BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Growth Fund

Supplement dated June 8, 2020

to the Prospectus dated October 28, 2019, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

At a meeting on May 20, 2020, the trustees of the Bridge Builder Trust (the “Trust”) (i) approved the sub-advisory agreement among Olive Street Investment Advisers, Inc., (“Olive Street”), Artisan Partners Limited Partnership (“Artisan”), and the Trust on behalf of the Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) and (ii) approved the termination of the sub-advisory agreement among Olive Street, ClearBridge Investments LLC (“ClearBridge”), and the Trust on behalf of the Small/Mid Cap Growth Fund.

Accordingly, effective on June 8, 2020, the Prospectus is hereby supplemented and revised as follows:

1.

The fourth paragraph under the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser may allocate Fund assets for each investment strategy to the following Sub-advisers: Artisan Partners Limited Partnership (“Artisan”); BlackRock Investment Management, LLC (“BlackRock”); Champlain Investment Partners, LLC (“Champlain”); Eagle Asset Management, Inc. (“Eagle”); and Stephens Investment Management Group, LLC (“SIMG”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of the Sub-advisers. Below is a summary of each Sub-adviser’s principal investment strategies.

2.	The following paragraph is hereby added to the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund”:

Artisan’s Principal Investment Strategies

Artisan’s investment team employs a fundamental investment process to construct a diversified portfolio of U.S. mid capitalization growth companies. The team seeks to invest in companies that it believes possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value. The team’s investment process focuses on two distinct elements – security selection and capital allocation. The team overlays its investment process with environmental, social and governance (“ESG”) considerations and broad knowledge of the global economy.

3.	The following table is hereby added to the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund”:

Artisan

Portfolio Managers	Position with Artisan	Length of Service to the Fund
Craigh A. Cepukenas, CFA	Portfolio Manager and Managing Director	Since June 2020
James D. Hamel, CFA	Portfolio Manager and Managing Director	Since June 2020
Matthew H. Kamm, CFA	Lead Portfolio Manager and Managing Director	Since June 2020
Jason L. White, CFA	Portfolio Manager and Managing Director	Since June 2020

4.

The last paragraph under the sub-section entitled “Bridge Builder Small/Mid Cap Growth Fund – Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies” is hereby deleted and replaced with the following:

The Adviser may allocate assets of the Small/Mid Cap Growth Fund to the following Sub-advisers: Artisan, BlackRock, Champlain, Eagle, and SIMG. The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

5.

The following paragraphs are hereby added to the sub-section entitled “Bridge Builder Small/Mid Cap Growth Fund – Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies”:

Artisan’s Principal Investment Strategies

Artisan’s investment team employs a fundamental investment process to construct a diversified portfolio of U.S. mid capitalization growth companies. The team seeks to invest in companies that it believes possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value. The team’s investment process focuses on two distinct elements – security selection and capital allocation. The team overlays its investment process with environmental, social and governance (“ESG”) considerations and broad knowledge of the global economy.

Security Selection—The team seeks to identify companies that have franchise characteristics (e.g., low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name), are benefiting from an accelerating profit cycle and are trading at a discount to the team’s estimate of private market value. The team looks for companies that are well positioned for long-term growth, which is driven by demand for their products and services at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle.

Capital Allocation—Based on the team’s fundamental analysis of a company’s profit cycle, it divides the portfolio into three parts. GardenSM investments are small positions in the early part of their profit cycle that may warrant more sizeable allocations as their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because the team believes they are moving through the strongest part of their profit cycles. HarvestSM investments are positions that are being reduced as they near the team’s estimates of full valuation or their profit cycles begin to decelerate.

ESG Considerations—The team employs a framework in assessing ESG factors that informs its security selection and capital allocation process.

Broad Knowledge—The team overlays the security selection and capital allocation elements of its investment process with a desire to invest opportunistically in U.S. mid capitalization growth companies with exposure to the global economy. The team seeks broad knowledge of the global economy in order to position it to find growth.

6.	The following disclosure is hereby added as the second sentence of the second paragraph in the sub-section entitled “Sub-advisers and Portfolio Managers”:

A discussion regarding the Board’s considerations in connection with the approval of the Sub-advisory Agreement of Artisan for the Small/Mid Cap Growth Fund will be available in the Funds’ annual report to shareholders for the period ending June 30, 2020.

7.	The following disclosure is hereby added to the sub-section entitled “Sub-advisers and Portfolio Managers – Small/Mid Cap Growth Fund” under the section entitled “Management of the Funds”:

Artisan

Artisan, 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a Sub-adviser to the Small/Mid Cap Growth Fund under a sub-advisory agreement with the Adviser on behalf of the Fund. Artisan is registered as an investment adviser with the SEC and was founded in March 2009 and succeeded the investment management business of Artisan Partners Holdings LP during 2009. Artisan Partners Holdings LP was founded in December 1994 and began providing investment management services in March 1995. As of December 31, 2019, Artisan had assets under management of approximately $121.0 billion.

Portfolio Managers:

Craigh A. Cepukenas, CFA, James D. Hamel, CFA, Matthew H. Kamm, CFA, and Jason White, CFA have served as portfolio managers of the Small/Mid Cap Growth Fund since June 2020.

Craigh A. Cepukenas, CFA—Mr. Cepukenas is a Managing Director of Artisan. He joined Artisan in 1995 as an analyst. He became a Portfolio Manager for Artisan in 2004. Mr. Cepukenas holds a B.S. in Economics from the University of Wisconsin-Madison and an M.B.A. from the University of Chicago Graduate School of Business.

James D. Hamel, CFA—Mr. Hamel is a Managing Director of Artisan. He joined Artisan in 1997 as an analyst. He became a Portfolio Manager for Artisan in 2006 and an Associate Portfolio Manager in 2001. Mr. Hamel holds a B.S. in Finance from the University of Minnesota – Minneapolis.

Matthew H. Kamm, CFA—Mr. Kamm is a Managing Director of Artisan. He joined Artisan in 2003 as an analyst. Prior to becoming a Lead Portfolio Manager for Artisan in 2013, Mr. Kamm had been a Portfolio Manager for Artisan since 2012 and an Associate Portfolio Manager since 2010. Mr. Kamm holds a B.A. in Public Policy from Duke University and an M.B.A. in Finance and Operations Management from New York University.

Jason L. White, CFA—Mr. White is a Managing Director of Artisan. He joined Artisan in 2000 as an analyst. He became a Portfolio Manager for Artisan in 2016 and an Associate Portfolio Manager in 2011. Mr. White holds a B.S. in History from the United States Naval Academy.

8.

The sub-section of the Prospectus entitled “ClearBridge’s Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund – Principal Investment Strategies” is hereby deleted.

9.

The table in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers - ClearBridge” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” is hereby deleted.

10.

The sub-section of the Prospectus entitled “ClearBridge’s Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies – Bridge Builder Small/Mid Cap Growth Fund – Principal Investment Strategies” is hereby deleted.

11.	The sub-section in the Prospectus entitled “Sub-advisers and Portfolio Managers – Small/Mid Cap Growth Fund – ClearBridge” under the section entitled “Management of the Funds” is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE